Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Revenues:
Rental revenue	$ 23,410	$ 21,327	$ 19,060
Royalty and rents	5,999	5,256	5,209
Revenue - reimbursements	5,237	4,395	3,385
Total revenues	34,646	30,978	27,654
Cost of operations:
Depreciation, depletion and amortization	7,378	6,705	5,860
Operating expenses	4,609	4,391	3,536
Property taxes	4,443	3,494	2,518
Management company indirect	1,647	1,424	1,574
Corporate expenses (Note 4 Related Party)	4,388	5,224	4,851
Total cost of operations	22,465	21,238	18,339
Total operating profit	12,181	9,740	9,315
Interest income	0	23	38
Interest expense	(2,014)	(1,366)	(2,501)
Equity in loss of joint ventures	(145)	(128)	(63)
Gain (loss) on investment land sold	(34)	476	7,333
Income from continuing operations before income taxes	9,988	8,745	14,122
Provision for income taxes	3,895	3,561	5,508
Income from continuing operations	6,093	5,184	8,614
Gain from discontinued transportation operations, net of taxes	2,179	4,835	6,771
Net income	$ 8,272	$ 10,019	$ 15,385
Basic earnings per common share
Income from continuing operations	$ .62	$ .54	$ .90
Discontinued operations	.23	.50	.72
Net income	.85	1.04	1.62
Diluted earnings per common share
Income from continuing operations	.62	.53	.90
Discontinued operations	.22	.50	.70
Net income	$ .84	$ 1.03	$ 1.60
Number of shares (in thousands) used in computing:
-basic earnings per common share	9,756	9,629	9,523
-diluted earnings per common share	9,827	9,710	9,605